Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) day shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) day shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 31, 2022 USD ($)
FDIC Insured Amount	$ 250,000
Unrecognized Tax Benefits	0		$ 0
Accrued for interest and penalties	0		0
Stock issuance Costs	17,986,366
Payments for underwriting expense	6,350,000
Deferred underwriting fees	11,112,500
Other offering costs	523,866
Cash Equivalents	$ 0		$ 0
Stock issued during period, shares, new issues | shares	31,750,000
Effective Income Tax Rate Reconciliation, Percent	0.00%	21.00%	0.00%
Number of operating segments | day	1		1
Number of reportable segments | day	1		1
Impairment of long lived assets held for use	$ 0	$ 0	$ 0	$ 0
Contract with customers liability current	1,780,000		1,705,000	2,044,000	$ 2,584,000	$ 1,780,000
Contract with customers liability non current	872,000		802,000	836,000	1,173,000	872,000
Expected returns and refunds to customers			0	0
Sales commission	$ 216,000	577,000	2,056,000	2,432,000	3,592,000
Incremental costs to fulfill contract with customers			1,738,000	1,457,000	2,382,000
Percentage of voting rights	100.00%
Operating distribution to unit holders and tax authorities	$ 2,732,000	2,342,000	$ 11,402,000	$ 13,319,000	$ 56,634,000
Maximum amount of tax expenses recognizable percentage			50.00%	50.00%
Weighted average number of diluted securities outstanding adjustment | shares			0	0	0
Percentage of Employee compensation equal to contribution plan	3.00%
Defined contribution plan, maximum annual contributions per employee, amount		$ 0
Selling, General and Administrative Expenses [Member]
Defined contribution plan, maximum annual contributions per employee, amount	$ 138,000
Minimum [Member]
Capitalized software estimated useful lives			3 years
Maximum [Member]
Capitalized software estimated useful lives			8 years
Debt [Member] | Lender Concentration Risk [Member] | One Lender [Member]
Concentration risk percentage	100.00%		100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration risk percentage			10.00%	10.00%	10.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Three Suppliers [Member]
Concentration risk percentage	86.00%	84.00%	94.00%	93.00%	95.00%
State and Local Jurisdiction [Member]
Income tax examination interest expenses	$ 0	$ 0	$ 0	$ 0	$ 0
Income tax examination penalty expenses	0	$ 0	$ 0	$ 0	$ 0
Internal Revenue Service (IRS) [Member]
Open tax year			2021	2020	2019
Capital Unit, Class A [Member]
Percentage of voting rights			100.00%
Capital Units Class A And Class AA [Member] | Rank One [Member]
Distributable amount payable to unit holders in the event of liquidation			$ 3,000,000
Capital Units Class A Class AA And Class AAA [Member] | Rank Two [Member]
Distributable amount payable to unit holders in the event of liquidation			125,000,000
Contract Term Services [Member]
Revenue remaining performance obligation			1,392,000	$ 1,413,000	$ 1,669,000	$ 1,507,000
Biote Method Customer [Member]
Sales commission			317,000	976,000	1,209,000
Biote Method Customer [Member] | Service Revenue [Member] | Training [Member]
Revenue remaining performance obligation			67,000	57,000	50,000
Biote Method Customer [Member] | Service Revenue [Member] | Contract Term Services [Member]
Revenue remaining performance obligation			1,393,000	1,413,000	1,669,000
Contract with customers liability current			849,000	862,000	932,000
Contract with customers liability non current			544,000	551,000	737,000
Biote Method Customer [Member] | Product Revenue [Member] | Pallet Procedures [Member]
Contract with customers liability current			789,000	1,125,000	1,601,000
Contract with customers liability non current			258,000	285,000	$ 436,000
Haymaker III [Member]
FDIC Insured Amount			250,000
Unrecognized Tax Benefits			0	0
Accrued for interest and penalties			0	0
Stock issuance Costs			17,986,366
Payments for underwriting expense	$ 6,350,000		6,350,000
Deferred underwriting fees			11,112,500
Other offering costs			523,866
Cash Equivalents			0	$ 0
Offering Costs			$ 17,019,720
Stock issued during period, shares, new issues | shares			31,750,000
Sponsor [Member]
Shares Subject To Forfeiture | shares	1,125,000
Sponsor [Member] | Haymaker III [Member]
Shares Subject To Forfeiture | shares			1,125,000
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share, amount | shares	13,643,384
Warrant [Member] | Haymaker III [Member]
Antidilutive securities excluded from computation of earnings per share, amount | shares			13,504,166
Public Warrants [Member]
Offering Costs	$ 966,646
Public Warrants [Member] | Haymaker III [Member]
Offering Costs			$ 966,646
Class A Common Stock [Member]
Offering Costs	$ 17,019,720
Class A Common Stock [Member] | Haymaker III [Member]
Common Stock, Shares, Outstanding | shares			0